Consolidated Shareholder's Equity - Summary of Number of Restricted Shares Not Yet Fully Vested (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Total expense recognized through equity (€ million)	€ 4	€ 4	€ 6
Restricted shares [member]
Disclosure of classes of share capital [line items]
Total expense recognized through equity (€ million)	€ 248	€ 238	€ 219
Number of shares not yet fully vested	13,576,464	12,867,519	13,543,254
Restricted Share Plan 2018 [member]
Disclosure of classes of share capital [line items]
Number of shares not yet fully vested	4,406,593
Restricted share plan 2017 [member]
Disclosure of classes of share capital [line items]
Number of shares not yet fully vested	3,314,391	3,468,576
Restricted share plan 2016 [member]
Disclosure of classes of share capital [line items]
Number of shares not yet fully vested	3,690,226	3,798,073	4,051,325
Restricted share plan 2015 [member]
Disclosure of classes of share capital [line items]
Number of shares not yet fully vested	2,165,254	3,438,420	3,667,620
Restricted share plan 2014 [member]
Disclosure of classes of share capital [line items]
Number of shares not yet fully vested		2,162,450	3,595,420
Restricted share plan 2013 [member]
Disclosure of classes of share capital [line items]
Number of shares not yet fully vested			2,228,889